Consolidated Statement of Changes in Member's Deficit (USD $) In Thousands, unless otherwise specified	Total	Noncontrolling Interest [Member]	Member's Interest [Member]	Retained Deficit [Member]	Accumulated Other Comprehensive Income (Loss) [Member]
Balances at Dec. 31, 2009	$ (6,844,738)	$ 455,648	$ 2,109,007	$ (9,076,084)	$ (333,309)
Increase Decrease In Stockholders Equity [Roll Forward]
Net income (loss)	(462,853)	16,236		(479,089)
Shares issued through stock purchase agreement	5,000		5,000
Issuance (forfeiture) of restricted stock	(1,116)	792	(1,908)
Amortization of share-based compensation	34,246	12,046	22,200
Other	(8,575)	(2,659)	(5,916)
Other comprehensive income	73,350	8,857			64,493
Balances at Dec. 31, 2010	(7,204,686)	490,920	2,128,383	(9,555,173)	(268,816)
Increase Decrease In Stockholders Equity [Roll Forward]
Net income (loss)	(268,029)	34,065		(302,094)
Issuance (forfeiture) of restricted stock	430	735	(305)
Amortization of share-based compensation	20,667	10,705	9,962
Purchases of additional noncontrolling interest	(20,514)	(14,428)	(5,492)		(594)
Other	(7,500)	(4,527)	(2,973)
Other comprehensive income	7,691	4,324			3,367
Balances at Dec. 31, 2011	(7,471,941)	521,794	2,129,575	(9,857,267)	(266,043)
Increase Decrease In Stockholders Equity [Roll Forward]
Net income (loss)	(411,190)	13,289		(424,479)
Issuance (forfeiture) of restricted stock	3,091	6,381	(3,290)
Amortization of share-based compensation	28,540	10,589	17,951
Purchases of additional noncontrolling interest	28	28
Dividend declared and paid ($6.0832/share)	(244,734)	(244,734)
Other	(17,622)	(9,228)	(8,394)
Other comprehensive income	118,637	5,878			112,759
Balances at Dec. 31, 2012	$ (7,995,191)	$ 303,997	$ 2,135,842	$ (10,281,746)	$ (153,284)